Note 20 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of detailed information about borrowings [text block]
	Year ended December 31,
	2022	2021
Non-current
Bank borrowings	46,433	111,452
Costs of issue of debt	-	(20)
	46,433	111,432
Current
Bank borrowings	682,255	219,566
Bank overdrafts	94	60
Costs of issue of debt	(20)	(125)
	682,329	219,501
Total Borrowings	728,762	330,933

Disclosure of detailed information about the maturity of borrowings [text block]
	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
At December 31, 2022
Borrowings	682,329	41,933	3,000	1,500	728,762
Total borrowings	682,329	41,933	3,000	1,500	728,762

Interest to be accrued (*)	26,153	821	64	8	27,046
Total	708,482	42,754	3,064	1,508	755,808

(*) Includes the effect of hedge accounting.

	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
At December 31, 2021
Borrowings	219,501	107,438	3,994	-	330,933
Total borrowings	219,501	107,438	3,994	-	330,933

Interest to be accrued (*)	2,465	560	13	-	3,038
Total	221,966	107,998	4,007	-	333,971

(*)  Includes the effect of hedge accounting.

Disclosure of detailed information about significant borrowings [text block]
In millions of U.S. dollars
Disbursement date	Borrower	Type	Final maturity	Outstanding
2022	Tamsa	Bilateral	2023	100
2022	Maverick	Bilateral	2023	100
2022	Tubos del Caribe	Bilateral	2023	90
2020	Tamsa	Bilateral	2023	80
2022	Siderca	Bilateral	2023	55

Disclosure of detailed information about weighted average interest rates of borrowings [text block]
	2022	2021
Total borrowings	9.45%	2.09%

Disclosure of detailed information about borrowings by currency and rate [text block]
		Year ended December 31,
Currency	Interest rates	2022	2021
USD	Variable	20,000	99,587
SAR	Fixed	18,933	11,845
SAR	Variable	7,500	-
Total non-current borrowings		46,433	111,432
		Year ended December 31,
Currency	Interest rates	2022	2021
USD	Variable	200,350	17,015
USD	Fixed	206,336	-
EUR	Variable	-	1,273
EUR	Fixed	26,829	1,706
MXN	Fixed	141,802	141,861
ARS	Fixed	74,025	8,947
SAR	Variable	3,023	26,022
SAR	Fixed	29,964	22,677
Total current borrowings		682,329	219,501

Disclosure of borrowings evolution [text block]
	Year ended December 31, 2022
	Non current	Current
At the beginning of the year	111,432	219,501
Translation differences	(18)	(28,705)
Proceeds and repayments, net	49,948	371,500
Interests accrued less payments	158	4,774
Reclassifications	(115,087)	115,087
Increase due to business combinations (*)	-	138
Overdrafts variation	-	34
At the end of the year	46,433	682,329

(*) Related to Parques Eólicos de la Buena Ventura S.A. acquisition, for more information see note 33 to these Consolidated Financial Statements.